EATON VANCE TAX-MANAGED

SMALL-CAP VALUE FUND
Supplement to
Prospectus dated March 1, 2012 and
Summary Prospectus dated March 1, 2012 as revised March 22, 2012

Class B shares are no longer available.

February 22, 2013

 6666-2/13    TMVSPS